Average Annual Total Returns - Government Securities Fund	Fund Shares 1 Year	Fund Shares 5 Years (or Life of Class)	Fund Shares 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)	Inst. Shares 1 Year	Inst. Shares 5 Years (or Life of Class)	Inst. Shares 10 Years (or Life of Class)		Class A 1 Year	Class A 5 Years (or Life of Class)	Class A 10 Years (or Life of Class)	R6 Shares 1 Year	R6 Shares 5 Years (or Life of Class)		R6 Shares 10 Years (or Life of Class)	Bloomberg U.S. Aggregate Government Intermediate & MBS Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Aggregate Government Intermediate & MBS Index (reflects no deduction for fees, expenses, or taxes) 5 Years (or Life of Class)	Bloomberg U.S. Aggregate Government Intermediate & MBS Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)	Lipper Intermediate U.S. Government Funds Index (reflects no deduction for taxes) 1 Year	Lipper Intermediate U.S. Government Funds Index (reflects no deduction for taxes) 5 Years (or Life of Class)	Lipper Intermediate U.S. Government Funds Index (reflects no deduction for taxes) 10 Years (or Life of Class)
Total	5.29%	2.88%	2.55%	4.22%	1.91%	1.50%	3.19%	1.78%	1.50%	5.37%	2.96%	2.78%	[1]	2.67%	2.13%	1.99%	5.48%	3.36%	[1]		4.91%	2.97%	2.71%	6.86%	3.25%	2.91%

[1]	The inception dates of the Institutional Shares and R6 Shares were August 7, 2015, and December 1, 2016, respectively.